       As filed with the Securities and Exchange Commission on December 11, 1996
                                                Securities Act File No. 33-33617
                                       Investment Company Act File No. 811-06051

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [x]

                           PRE-EFFECTIVE AMENDMENT NO.                    [ ]

                        POST-EFFECTIVE AMENDMENT NO. 21                   [x]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

                                  Amendment No.                           [ ]
                        (Check appropriate box or boxes)

                                 GALAXY FUND II
                    (formerly named IBM CREDIT MUTUAL FUNDS)
               (Exact Name of Registrant as Specified in Charter)

                               4400 Computer Drive
                                  P.O. Box 5108
                       Westboro, Massachusetts 01581-5108
                    (Address of Principal Executive Offices)
                          Registrant's Telephone Number
                                 (800) 628-0414

                             W. Bruce McConnel, III
                             DRINKER BIDDLE & REATH
                        1345 Chestnut Street, Suite 1100
                        Philadelphia, Pennsylvania 19107

                     (Name and Address of Agent for Service)

                                    Copy to:
                                  Neil Forrest
                                 Vice President
                    First Data Investor Services Group, Inc.
                               4400 Computer Drive
                                  P.O. Box 5108
                          Westboro, Massachusetts 01581

It is proposed that this filing will become effective (check appropriate box):

[x] immediately upon filing pursuant to paragraph (b), or

[ ] on (date) pursuant to paragraph (b), or

[ ] 60 days after filing pursuant to paragraph (a)(i), or

[ ] on (date) pursuant to paragraph (a)(i)

[ ] 75 days after filing pursuant to paragraph (a)(ii)

[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               The purpose of this Post-Effective Amendment is to file powers of attorney for Trustees of the Registrant. This Post-Effective Amendment relates to Post-Effective Amendment Nos. 19 and 20 filed on July 29, 1996 and November 25, 1996, respectively.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pawtucket, State of Rhode Island, on the 11th day of December, 1996.

                                 GALAXY FUND II


                             By:/s/ John T. O'Neill
                                ----------------------
                                John T. O'Neill
                                President

               Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                        Title                                           Date
---------                                        -----                                           ----

 /s/ John T. O'Neill                             Trustee, President                          December 11, 1996
------------------------------
     John T. O'Neill                             and Treasurer

*/s/ Dwight E. Vicks, Jr.                        Chairman of the                             December 11, 1996
------------------------------
     Dwight E. Vicks, Jr.                        Board of Trustees

*/s/ Donald B. Miller                            Trustee                                     December 11, 1996
------------------------------
     Donald B. Miller

*/s/ Louis DeThomasis                            Trustee                                     December 11, 1996
------------------------------
     Louis DeThomasis

*/s/ Bradford S. Wellman                         Trustee                                     December 11, 1996
------------------------------
     Bradford S. Wellman

*/s/ James M. Seed                               Trustee                                     December 11, 1996
------------------------------
     James M. Seed


*By:/s/ John T. O'Neill
    --------------------------
     John T. O'Neill
     Attorney-in-Fact

                                 GALAXY FUND II

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 16, 1996                         /s/ Dwight E. Vicks, Jr.
                                        -----------------------------
                                                 Dwight E. Vicks, Jr.

                                 GALAXY FUND II

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 15, 1996                         /s/ Donald B. Miller
                                        -------------------------
                                                 Donald B. Miller

                                 GALAXY FUND II

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 24, 1996                         /s/ Brother Louis DeThomasis
                                        ---------------------------------
                                                 Brother Louis DeThomasis

                                 GALAXY FUND II

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 16, 1996                         /s/ Bradford S. Wellman
                                        ----------------------------
                                                 Bradford S. Wellman

                                 GALAXY FUND II

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John
T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 18, 1996                         /s/ James M. Seed
                                        ----------------------
                                                 James M. Seed